Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
Accrued expenses consist of the following:

	December 31,
(in thousands)	2023	2022
Accrued professional fees	$561	$354
Accrued employee-related costs	6,068	4,221
Income tax payable	17	1,050
Other	1,851	649

Accrued expenses	$8,497	$6,274